Motley Fool Capital Efficiency 100 Index ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Air Freight & Logistics - 0.6%
FedEx Corp.	2,513	$548,085
GXO Logistics, Inc. (a)	1,036	42,621
		590,706

Beverages - 0.7%
Boston Beer Co., Inc. - Class A (a)	106	24,364
Monster Beverage Corp. (a)	9,235	590,578
		614,942

Biotechnology - 3.3%
Exelixis, Inc. (a)	3,739	160,927
Gilead Sciences, Inc.	15,702	1,728,476
Neurocrine Biosciences, Inc. (a)	968	119,083
Vertex Pharmaceuticals, Inc. (a)	2,382	1,052,963
		3,061,449

Broadline Retail - 4.8%
Amazon.com, Inc. (a)	20,091	4,118,856
eBay, Inc.	4,799	351,143
Etsy, Inc. (a)	1,177	65,147
		4,535,146

Capital Markets - 0.3%
Cboe Global Markets, Inc.	920	210,790
PJT Partners, Inc. - Class A	332	50,019
		260,809

Chemicals - 2.3%
Ecolab, Inc.	2,979	791,282
RPM International, Inc.	1,562	177,818
Sherwin-Williams Co.	3,380	1,212,778
		2,181,878

Commercial Services & Supplies - 3.0%
Cintas Corp.	5,261	1,191,617
Rollins, Inc.	7,281	416,837
Veralto Corp.	2,339	236,309
Waste Management, Inc.	3,855	928,939
		2,773,702

Communications Equipment - 1.9%
Arista Networks, Inc. (a)	11,463	993,154
Motorola Solutions, Inc.	1,889	784,653
		1,777,807

Construction & Engineering - 0.2%
EMCOR Group, Inc.	498	234,986

Consumer Staples Distribution & Retail - 10.9%
Casey's General Stores, Inc.	467	204,434
Costco Wholesale Corp.	4,713	4,902,368
Maplebear, Inc. (a)	3,780	172,633
Walmart, Inc.	49,909	4,927,016
		10,206,451

Distributors - 0.1%
LKQ Corp.	2,765	111,900

Entertainment - 6.2%
Electronic Arts, Inc.	2,835	407,617
Netflix, Inc. (a)	4,475	5,402,354
		5,809,971

Financial Services - 10.1%
Jack Henry & Associates, Inc.	783	141,856
Mastercard, Inc. - Class A	8,026	4,700,026
Visa, Inc. - Class A	12,685	4,632,435
		9,474,317

Ground Transportation - 1.8%
Landstar System, Inc.	331	45,420
Old Dominion Freight Line, Inc.	2,257	361,504
Union Pacific Corp.	5,696	1,262,575
		1,669,499

Health Care Equipment & Supplies - 3.5%
IDEXX Laboratories, Inc. (a)	1,057	542,621
Insulet Corp. (a)	722	234,672
Intuitive Surgical, Inc. (a)	3,503	1,934,847
ResMed, Inc.	1,671	409,044
Solventum Corp. (a)	1,718	125,569
STAAR Surgical Co. (a)	510	9,083
		3,255,836

Health Care Providers & Services - 3.0%
CVS Health Corp.	11,966	766,302
HCA Healthcare, Inc.	3,197	1,219,304
McKesson Corp.	1,108	797,217
		2,782,823

Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	16,585	830,577

Household Durables - 0.1%
Dream Finders Homes, Inc. - Class A (a)	829	17,293
Meritage Homes Corp.	641	40,774
TopBuild Corp. (a)	302	85,433
		143,500

Interactive Media & Services - 9.7%
Alphabet, Inc. - Class C	24,058	4,158,425
Match Group, Inc.	3,235	96,856
Meta Platforms, Inc. - Class A	7,041	4,558,977
Pinterest, Inc. - Class A (a)	9,149	284,626
		9,098,884

IT Services - 1.4%
Cognizant Technology Solutions Corp. - Class A	4,955	401,305
EPAM Systems, Inc. (a)	486	84,802
Gartner, Inc. (a)	999	435,984
GoDaddy, Inc. - Class A (a)	1,647	300,001
Kyndryl Holdings, Inc. (a)	2,344	91,510
		1,313,602

Machinery - 0.1%
Tennant Co.	205	15,256
Toro Co.	1,024	77,599
		92,855

Media - 0.5%
New York Times Co. - Class A	2,095	119,667
Trade Desk, Inc. - Class A (a)	4,460	335,481
		455,148

Personal Care Products - 0.0%(b)
elf Beauty, Inc. (a)	83	9,337

Pharmaceuticals - 3.7%
Eli Lilly & Co.	4,714	3,477,376

Professional Services - 0.0%(b)
TaskUS, Inc. - Class A (a)	1,122	18,625
Upwork, Inc. (a)	1,421	22,011
		40,636

Semiconductors & Semiconductor Equipment - 1.7%
Cirrus Logic, Inc. (a)	570	56,065
Impinj, Inc. (a)	275	31,375
Lam Research Corp.	14,303	1,155,539
Monolithic Power Systems, Inc.	490	324,331
Universal Display Corp.	433	62,071
		1,629,381

Software - 17.4%
Adobe Systems, Inc. (a)	6,190	2,569,407
Appfolio, Inc. - Class A (a)	422	89,114
Appian Corp. - Class A (a)	869	27,374
Autodesk, Inc. (a)	2,616	774,650
Box, Inc. - Class A (a)	1,457	55,104
Docusign, Inc. (a)	2,913	258,121
Fair Isaac Corp. (a)	372	642,176
Fortinet, Inc. (a)	10,007	1,018,512
HubSpot, Inc. (a)	686	404,671
Manhattan Associates, Inc. (a)	639	120,630
Microsoft Corp.	11,111	5,115,060
Nutanix, Inc. - Class A (a)	3,522	270,102
Palo Alto Networks, Inc. (a)	6,509	1,252,462
Pegasystems, Inc.	825	80,974
ServiceNow, Inc. (a)	2,221	2,245,631
Synopsys, Inc. (a)	1,697	787,374
Workday, Inc. - Class A (a)	2,703	669,560
		16,380,922

Specialty Retail - 6.8%
Home Depot, Inc.	10,919	4,021,359
Stitch Fix, Inc. - Class A (a)	1,327	5,865
TJX Cos., Inc.	12,245	1,553,890
Tractor Supply Co.	7,274	352,062
Ulta Beauty, Inc. (a)	497	234,316
Williams-Sonoma, Inc.	1,061	171,627
Winmark Corp.	68	28,888
		6,368,007

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	18,644	3,744,648
Pure Storage, Inc. - Class A (a)	3,926	210,394
		3,955,042

Textiles, Apparel & Luxury Goods - 0.1%
Skechers USA, Inc. - Class A (a)	1,610	99,884
Under Armour, Inc. - Class A (a)	4,826	32,383
		132,267

Trading Companies & Distributors - 0.2%
Watsco, Inc.	440	195,171
TOTAL COMMON STOCKS (Cost $82,154,303)		93,464,927

TOTAL INVESTMENTS - 99.5% (Cost $82,154,303)		93,464,927
Other Assets in Excess of Liabilities - 0.5%		467,451
TOTAL NET ASSETS - 100.0%		$93,932,378
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Motley Fool Capital Efficiency 100 Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	93,464,927	–	–	93,464,927
Total Investments	93,464,927	–	–	93,464,927

Refer to the Schedule of Investments for further disaggregation of investment categories.